Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Sales	$ 39,200	$ 49,590	$ 28,488
Licensing and transaction fees	12,055	4,037	2,949
Total revenues	51,255	53,627	31,437
Cost of revenues
Cost of sales	24,225	24,748	16,782
Cost of licensing and transaction fees	714
Total cost of revenues	24,939	24,748	16,782
Gross profit	26,316	28,879	14,655
Operating expenses
Research and development	9,163	8,373	8,127
Selling and marketing	13,705	11,643	10,371
General and administrative	9,346	9,479	9,230
Amortization of intangible assets	507	575	978
Total operating expenses	32,721	30,070	28,706
Operating loss	(6,405)	(1,191)	(14,051)
Financial expenses, net	(419)	(1,397)	(1,153)
Loss before taxes on income	(6,824)	(2,588)	(15,204)
Taxes on income	(269)	(411)	(89)
Net loss from continuing operations	(7,093)	(2,999)	(15,293)
Net loss from discontinued operations		(3,292)	(8,078)
Net loss	(7,093)	(6,291)	(23,371)
Net loss attributable to non-controlling interest	168	102	189
Net loss attributable to shareholders	$ (6,925)	$ (6,189)	$ (23,182)
Basic and diluted net loss attributable to shareholders per ordinary share
From continuing operations	$ (0.22)	$ (0.12)	$ (0.67)
From discontinued operations		$ (0.13)	$ (0.35)
Total basic and diluted net loss attributable to shareholders per ordinary share	$ (0.22)	$ (0.25)	$ (1.02)
Weighted average number of ordinary shares used in computing basic and diluted net loss per ordinary share	31,524,315	24,615,526	22,635,479